Related Party Transactions	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Related Party Transactions
23. Related party transactions
A related party is a person or entity that is related to the Group. These include both people and entities that have, or are subject to, the influence or control of the Group.
Joint ventures
The following related party balances existed with associate or joint venture businesses at 31 December:

Related party balances	€ million 2020 Total	€ million 2019 Total
Sales to joint ventures	1,004	839
Purchases from joint ventures	118	113
Receivables from joint ventures	80	92
Payables to joint ventures	43	38
Loans to joint ventures	255	289
Royalties and service fees	21	23
Significant joint ventures are Unilever FIMA Lda for Portugal, Binzagr Unilever Distribution and Al Gurg Unilever for Middle East, the Pepsi/Lipton Partnership for the US and Pepsi Lipton International Ltd for the rest of the world.
Associates
There are no trading balances from/to associates.
Langholm Capital II was launched in 2009. Unilever has invested €64 million in Langholm II, with an outstanding commitment at the end of 2020 of €2 million (2019: €11 million). During 2020, Unilever received €nil (2019: €nil) from its investment in Langholm Capital II.